FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial Risk Management Objectives And Policies
Debt to capital ratio	29.27%	30.31%